Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($) SecurityLoan Segment Business
Significant Accounting Policies Additional Information [Line Items]
Number of reportable operating segments | Segment	5
Wealth Management and Securities Services number of businesses | Business	5
Maximum equity investments in public entities accounted for as available-for-sale securities and carried at fair value	20.00%
Minimum ownership percentage for significant influence in entities accounted for using equity method	20.00%
Maximum ownership percentage for significant influence in entities accounted for using equity method	50.00%
Minimum ownership percentage for Limited Partnerships and Limited Liability Companies accounted for using equity method	5.00%
Number of loan portfolio segments | Segment	3
Minimum period for non collection of principal and interest placed on nonaccrual status for commercial lending segment loans	90 days
Minimum period beyond which revolving consumer lines and credit cards are charged off	180 days
Minimum period beyond which residential mortgages and other retail loans secured by 1-4 family properties are charged down to fair value of the collateral securing the loan less costs to sell	180 days
Minimum period beyond which other retail loans not secured by 1-4 family properties are charged off	120 days
Maximum restructuring period under credit card and other retail loan financial difficulty modifications	60 months
Pension plan assets unrealized difference between actual experience and expected returns amortization period	15 years
Junior Lien [Member]
Significant Accounting Policies Additional Information [Line Items]
Loans and lines in a junior lien position secured by 1-4 family properties placed on nonaccrual status	120 days
First Lien [Member]
Significant Accounting Policies Additional Information [Line Items]
Loans and lines in a junior lien position placed on nonaccrual status when behind a first lien past due	180 days
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Significant Accounting Policies Additional Information [Line Items]
Useful life	20 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Significant Accounting Policies Additional Information [Line Items]
Useful life	3 years
Building [Member]
Significant Accounting Policies Additional Information [Line Items]
Useful life	40 years
Commercial Lending Segment [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of classes of loans	2
Commercial Lending Segment [Member] | Maximum [Member]
Significant Accounting Policies Additional Information [Line Items]
Period of loss experience	16 years
Commercial Lending Segment [Member] | Minimum [Member]
Significant Accounting Policies Additional Information [Line Items]
Impairment loan threshold for allowance in which loans are individually analyzed | $	$ 5,000,000
Consumer Lending Segment [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of classes of loans	3
Covered Loan Segment [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of classes of loans	1